Management and assessment of financial risks (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of credit risk exposure [line items]
Assets | €	€ 462,209		€ 584,341
Cash and cash equivalents | €	€ 387,992		€ 516,685	€ 60,946	€ 144,221
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Assets | $		$ 277,156
Cash and cash equivalents | $		133,965
Receivables due from related parties | $		126,795
Liabilities | $		$ 2,018
Reasonably possible change in risk variable, percent	10.00%
Adverse change in exchange rate, impact on foreign exchange loss | €	€ 21,952
Favorable change in exchange rate, impact on foreign exchange gain | €	€ 26,831